Earnings Per Share (Tables)	12 Months Ended
May 31, 2013
Reconciliation of Numerator and Denominator of Basic and Diluted Earnings Per Share Calculated using Two-Class Method

The following table sets forth the reconciliation of the numerator and denominator of basic and diluted earnings per share, as calculated using the two-class method, for the years ended May 31, 2013, 2012 and 2011:

Year Ended May 31,	2013	2012	2011
(In thousands, except per share amounts)
Numerator for earnings per share:

Net income attributable to RPM International Inc. stockholders	$98,603	$215,936	$189,058
Less: Allocation of earnings and dividends to participating securities	(1,999)	(4,024)	(3,067)

Net income available to common shareholders—basic	96,604	211,912	185,991
Add: Undistributed earnings reallocated to unvested shareholders	(3)	9	7

Net income available to common shareholders—diluted	$96,601	$211,921	$185,998

Denominator for basic and diluted earnings per share:
Basic weighted average common shares	128,956	128,130	127,403
Average diluted options	845	587	663

Total shares for diluted earnings per share	129,801	128,717	128,066

Earnings Per Share of Common Stock Attributable to RPM International Inc. Stockholders:
Basic Earnings Per Share of Common Stock	$0.75	$1.65	$1.46

Diluted Earnings Per Share of Common Stock	$0.74	$1.65	$1.45